Cover	Feb. 03, 2025
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 03, 2025
Entity File Number	001-41349
Entity Registrant Name	DAKOTA GOLD CORP.
Entity Central Index Key	0001852353
Entity Tax Identification Number	85-3475290
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	106 Glendale Drive, Suite A,
Entity Address, City or Town	Lead
Entity Address, State or Province	SD
Entity Address, Country	US
Entity Address, Postal Zip Code	57754
City Area Code	605
Local Phone Number	906-8363
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	DC
Security Exchange Name	NYSE
Warrants, each whole warrant exercisable for one share of the Registrant’s common stock at an exercise price of $2.08 per share[Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each warrant exercisable for one share of the Registrant's common stock at an exercise price of $2.08
Trading Symbol	DC.WS
Security Exchange Name	NYSE